Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 13, 2015
Registrant Name	ALLIANZ FUNDS
Central Index Key	0000867297
Amendment Flag	false
Document Creation Date	Oct. 13, 2015
Document Effective Date	Oct. 13, 2015
Prospectus Date	Aug. 28, 2015
AllianzGI Emerging Markets Opportunities Fund | A
Prospectus:
Trading Symbol	AOTAX
AllianzGI Emerging Markets Opportunities Fund | C
Prospectus:
Trading Symbol	AOTCX
AllianzGI Emerging Markets Opportunities Fund | D
Prospectus:
Trading Symbol	AOTDX
AllianzGI Emerging Markets Opportunities Fund | Institutional
Prospectus:
Trading Symbol	AOTIX
AllianzGI Emerging Markets Opportunities Fund | P
Prospectus:
Trading Symbol	AEMPX